FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Statement of Financial Position [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying value and estimated fair value of the Company's financial instruments at June 30, 2013 and December 31, 2012 are as follows:

	2013	2013	2012	2012
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	58,003	58,003	79,259	79,259
Restricted cash	15,000	15,000	15,000	15,000
Floating rate debt	95,000	95,000	111,678	111,678